Leases - Schedule of Aggregate Future Minimum Rental Payments under Non-cancelable Agreement (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Leases [Abstract]
2021	¥ 9,725
2022	8,547
2023	4,250
Total future minimum rental payment	22,522
Less amount representing imputed interest	(1,348)
Present value of future minimum rental payments	21,174
Less current portion, recorded in other current liabilities	(9,481)	$ (1,453)	¥ (6,993)
Long-term lease liabilities, recorded in other long-term liabilities	¥ 11,693	$ 1,792	¥ 13,391